Consolidated Statements of Changes In Partners' Capital (USD $) In Thousands, except Share data, unless otherwise specified	Total	General Partner	Limited Partner
Balance as of beginning of period at Dec. 31, 2009	$ 1,071,513	$ 1,071,317	$ 196
Balance as of beginning of period (in units) at Dec. 31, 2009		140,591,000	20,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of general partner units (in units)		61,191,000
Issuance of general partner units	594,677	594,677
Offering costs	(56,621)	(56,621)
Issuance of units under the DRIP (in units)		5,953,000
Issuance of units under the DRIP	56,551	56,551
Redemptions of general partner units (in units)		(5,448,000)
Redemptions of general partner units	(51,856)	(51,856)
Share-based award transactions, net (in units)		357,000
Share-based award transactions, net	1,313	1,313
Valuation adjustment	275	275
Issuance of units for interest in real estate (in units)			156,000
Issuance of units for interest in real estate	1,557		1,557
Redemption of units of former advisor (in units)			(20,000)
Redemption of units of former advisor	(197)		(197)
Distributions	(120,507)	(120,451)	(56)
Net income (loss) attributable to controlling interest	(7,894)	(7,904)	10
Balance as of end of period at Dec. 31, 2010	1,488,811	1,487,301	1,510
Balance as of end of period (in units) at Dec. 31, 2010		202,644,000	156,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of general partner units (in units)		21,682,000
Issuance of general partner units	214,641	214,641
Offering costs	(18,896)	(18,896)
Issuance of units under the DRIP (in units)		7,986,000
Issuance of units under the DRIP	75,864	75,864
Redemptions of general partner units (in units)		(3,883,000)
Redemptions of general partner units	(37,680)	(37,680)
Share-based award transactions, net (in units)		62,000
Share-based award transactions, net	3,221	3,221
Distributions	(162,597)	(162,483)	(114)
Net income (loss) attributable to controlling interest	5,563	5,542	21
Balance as of end of period at Dec. 31, 2011	1,568,927	1,567,510	1,417
Balance as of end of period (in units) at Dec. 31, 2011		228,491,000	156,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units under the DRIP (in units)		3,362,000
Issuance of units under the DRIP	31,916	31,916
Redemptions of general partner units (in units)		(3,070,000)
Redemptions of general partner units	(31,935)	(31,935)
Share-based award transactions, net (in units)		626,000	2,875,000
Share-based award transactions, net	7,647	6,190	1,457
Distributions	(80,327)	(80,272)	(55)
Net income (loss) attributable to controlling interest	(19,628)	(19,636)	8
Balance as of end of period at Jun. 30, 2012	1,476,600	1,473,773	2,827
Balance as of end of period (in units) at Jun. 30, 2012		229,409,000	3,031,000
Balance as of beginning of period at Dec. 31, 2011	1,568,927	1,567,510	1,417
Balance as of beginning of period (in units) at Dec. 31, 2011		228,491,000	156,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units under the DRIP (in units)		3,362,000
Issuance of units under the DRIP	31,916	31,916
Redemptions of general partner units (in units)		(18,172,000)
Redemptions of general partner units	(185,486)	(185,486)
Share-based award transactions, net (in units)		971,000	2,900,000
Share-based award transactions, net	17,408	6,964	10,444
Distributions	(142,158)	(141,944)	(214)
Net income (loss) attributable to controlling interest	(24,408)	(24,424)	16
Balance as of end of period at Dec. 31, 2012	1,266,199	1,254,536	11,663
Balance as of end of period (in units) at Dec. 31, 2012		214,652,000	3,056,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of general partner units (in units)		11,043,000
Issuance of general partner units	124,397	124,397
Issuance of units under the DRIP	0
Redemptions of general partner units (in units)		(27,000)
Redemptions of general partner units	(272)	(272)
Share-based award transactions, net (in units)		411,000	0
Share-based award transactions, net	4,663	1,486	3,177
Distributions	(65,384)	(64,735)	(649)
Net income (loss) attributable to controlling interest	15,587	15,375	212
Balance as of end of period at Jun. 30, 2013	$ 1,345,190	$ 1,330,787	$ 14,403
Balance as of end of period (in units) at Jun. 30, 2013		226,079,000	3,056,000